SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 10, 2017 segment	Apr. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2016 USD ($)
Equity method investment, ownership percentage					25.00%
Number of reportable segments | segment	3
Accounts receivable, net of allowance of $140 and $1,568, respectively				$ 22,724	$ 26,060	$ 30,514
Percentage of revenue				100.00%	100.00%
Cash and cash equivalents deposited with financial institutions				$ 4,942	$ 16,156	2,472	$ 10,309	$ 11,570
Allowance for Doubtful Accounts Receivable, Current				140	1,568	193
Reclassification of translation (gain) loss related to sale of foreign subsidiaries				0	(6,622)
Restricted Cash
Restricted cash				$ 467	11,562	$ 468
Minimum
Vesting period				1 year
Maximum
Product warranty term				2 years
Vesting period				4 years
ASU 2016-18
Net transfers of restricted cash				$ 11,100	2,800
Collateral for Letter of Credit and Credit Card Obligations
Restricted Cash
Restricted cash				500	9,700
Escrow Deposit For Indemnities Claim
Restricted Cash
Restricted cash					1,900
Westinghouse | Services
Accounts receivable, net of allowance of $140 and $1,568, respectively					$ 2,100
Number of nuclear power plant projects			2		2
Accounts receivable			$ 8,700
Cash payment received		$ 2,100	$ 6,400
Allowance for Doubtful Accounts Receivable, Current					$ 200
Other Noncurrent Assets
Equity method investment				800	200
Equity Method Investee
Accounts receivable, net of allowance of $140 and $1,568, respectively				$ 2,100	$ 2,200